Equity-based compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-Based Payment Arrangements [Abstract]
Disclosure of number and weighted average exercise prices of other equity instruments
The below table summarizes unvested share movements for all Alcon equity-based incentive plans through December 31, 2020 and 2019:

	2020			2019
	Number of shares in thousands	Weighted average fair value at grant date in $	Fair value at grant date in $ millions	Number of shares in thousands	Weighted average fair value at grant date in $	Fair value at grant date in $ millions
Unvested shares at January 1/Replacement awards issued at Spin-off(1)	4,742	51.20	243	4,222	n/a	212
Granted
Restricted awards	1,668	60.19	100	625	56.10	35
Performance awards	457	62.03	28	117	58.00	7
Vested(1)	(1,149)	n/a	(58)	(108)	n/a	(5)
Forfeited(1)	(301)	n/a	(16)	(114)	n/a	(6)
Unvested shares at December 31	5,417	54.90	297	4,742	51.20	243
(1)    Fair value of replacement awards granted at Spin-off and associated subsequent vesting and forfeitures based on estimated fair value per share at the time of Spin-off.

Summary of shares authorized
The below table summarizes the number of shares authorized under the plans as of December 31, 2020:

(thousands)	Authorized shares
Long-term Incentive Plan	20,000
Deferred Bonus Stock Plan	1,500
Swiss Employee Share Ownership Plan	475
Other share savings plans	275
Total	22,250